Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties
	Year ended on December 31,
	2022	2021	2020
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company*	1,784	1,241	629
Compensation to directors **	837	733	1,115

Directors’ and Officers’ insurance	846	788	405
Consultant services ***	218	-	208
Interest and discount amortizations of loans from Jeffs’ Brands related parties ****	42	172	-
Finance expense on Screenz payable balance (see note 4D)	212	169	-
Compensation to member of senior management of Gix Internet *****	34	-	-
Eventer sales and marketing expenses to Keshet (see note 4D)	165	279	-
Eventer revenues from related parties	-	23	-
Eventer general and administrative expenses to Screenz	41	13	-

*	Includes granted options benefit in the aggregated amount of USD 263 thousand, USD 583 thousand and USD 189 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.

**	Includes granted options benefit in the aggregated amount of USD 81 thousand, USD 195 thousand and USD 734 thousand for the years ended December 31, 2022, 2021 and 2020, respectively and provision and payments of bonus of approximately USD 77 thousand and USD 86 thousand, for each of the years ended December 31, 2022, and 2021, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.

***	Kfir Zilbrman is a related party of Jeff Brands .

****	Julia Gerasimova, and Victor Hakmon are related parties of Jeffs’ Brands, see note 4E.

*****	Cortex CTO is a related party of Gix Internet.

Schedule of compensation to key management personnel
	Year ended on December 31,
	2022		2021		2020
	USD in thousands
For employment services:
Payroll and other short-term benefits	1,521	(*)	657	(**)	440	(***)
Share based payments	263		584		189
	1,784		1,241		629

*	Including provision for bonus of approximately USD 349 thousand.

**	Including provision for bonus of approximately USD 118 thousand.

***	Including provision for bonus of approximately USD 53 thousand.

Schedule of current assets
	December 31,	December 31,
	2022	2021
	USD in thousands

Related party prepaid expense (a related party of Eventer) (note 4D)	-	981
Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)	228	-
Other receivables (a related party of Gix Internet) (note 4F)	60	-
Other receivables (a related party of Eventer) (note 4D)	10	18
	298	999

Schedule of non current assets
	December 31,	December 31,
	2022	2021
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix Internet) (note 4F) *	-	1,265
Short term loan to a related party (loan from Medigus to Laminera) (note 4N)	93	-
Short term loan to a related party (loan from Charging Robotics to Revoltz) (note 4I)	62	-
Credit line to Parazero (note 4M)	391	-
	546	1,265

*	Gix Internet is consolidated commencing February 28, 2022.

Schedule of current liabilities
	December 31,	December 31,
	2022	2021
	USD in thousands

Compensation to key management personnel(*)	649	270
Other payable dividend to related parties of Gix Internet	284	-
Current liabilities of Jeffs’ Brands to related parties	-	177
Other accrued expenses to related parties of Eventer	122	169
	1,055	616

*	Compensation to key management:

Schedule of balances with related parties
	December 31,
	2022	2021
	USD in thousands

Directors’ fee	496	183
Payroll, provision for bonus and for termination of employment	153	87
	649	270

Schedule of loans
	December 31,	December 31,
	2022	2021
	USD in thousands

Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)	-	506
Long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)	-	711
Short term loans of Jeffs’ Brands from related parties (*)	-	111
Long term loans of Jeffs’ Brands from related parties (**)	-	689

*	Kfir Zilberman is a related party of Jeffs’ Brands.

**	Julia Gerasimova, Kfir Zilberman and Victor Hakmon are related parties of Jeffs’ Brands.